KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments - March 31, 2024 (Unaudited)

COMMON STOCKS - 79.7%	Shares	Value
Accommodation - 5.4%
Civeo Corp.	568,232	$15,257,029
Administrative and Support Services - 0.0%(a)
Machten, Inc.(b)	2,400	16,368
RB Global, Inc.	400	30,468
		46,836
Aerospace and Defense - 6.8%
CACI International, Inc. - Class A(b)	50,000	18,941,500
Beverage and Tobacco Product Manufacturing - 0.1%
Crimson Wine Group Ltd.(b)	56,700	328,293
Chemical Manufacturing - 2.7%
Inter Parfums, Inc.	55,000	7,728,050
Oil-Dri Corp. of America	200	14,912
		7,742,962
Diversified Real Estate Activities - 0.5%
PrairieSky Royalty Ltd.	72,000	1,410,181
Entertainment - 0.0%(a)
IG Port, Inc.	200	8,839
Food Services and Drinking Places - 1.2%
Wendy's Co.	183,500	3,457,140
Funds, Trusts, and Other Financial Vehicles - 0.1%
Grayscale Ethereum Classic Trust(b)	60	1,013
Mesabi Trust	12,200	215,940
		216,953
Hospitality and Tourism - 1.8%
Carnival Corp.(b)	308,400	5,039,256
Royal Caribbean Cruises Ltd.(b)	200	27,802
		5,067,058
Industrial Services - 0.2%
BRAEMAR PLC	202,600	671,242
Machinery Manufacturing - 0.0%(a)
Oshkosh Corp.	400	49,884
Management of Companies and Enterprises - 2.7%
Associated Capital Group, Inc. - Class A	190,500	6,231,255
Dundee Corp. - Class A(b)	269,800	194,102
Galaxy Digital Holdings Ltd.(b)	119,200	1,273,356
White Mountains Insurance Group Ltd.	50	89,715
		7,788,428
Mining (except Oil and Gas) - 1.2%
Sandstorm Gold Ltd.	594,400	3,120,600
Triple Flag Precious Metals Corp.(c)	720	10,404
Wheaton Precious Metals Corp.	5,000	235,650
		3,366,654
Motor Vehicle and Parts Dealers - 0.1%
AutoNation, Inc.(b)	520	86,102
Penske Automotive Group, Inc.	500	80,995
		167,097
Oil and Gas Extraction - 47.9%
Permian Basin Royalty Trust	99,600	1,205,160
Texas Pacific Land Corp.(d)	231,108	133,698,289
		134,903,449
Other Financial Investment Activities - 0.1%
GAMCO Investors, Inc. - Class A	14,000	299,880
Onex Corp.	200	14,982
		314,862
Other Investment Pools and Funds - 1.5%
Urbana Corp.	28,000	112,657
Urbana Corp. - Class A	1,103,700	3,813,308
		3,925,965
Other Pipeline Transportation - 0.2%
Rubis SCA	17,800	628,726
Performing Arts, Spectator Sports, and Related Industries - 1.1%
Live Nation Entertainment, Inc.(b)	27,800	2,940,406
Madison Square Garden Entertainment Corp.(b)	772	30,270
Sphere Entertainment Co.(b)	772	37,890
		3,008,566
Professional, Scientific, and Technical Services - 0.9%
Science Applications International Corp.	19,600	2,555,644
Promoters of Performing Arts, Sports, and Similar Events - 0.0%(a)
Madison Square Garden Sports Corp.(b)	240	44,285
Real Estate - 4.4%
DREAM Unlimited Corp.(b)	698,600	10,000,260
Howard Hughes Holdings, Inc.(b)	23,500	1,706,570
Tejon Ranch Co.(b)	43,817	675,220
		12,382,050
Securities and Commodities Exchanges - 0.0%(a)
Bakkt Holdings, Inc.(b)(c)	106,000	48,739
Support Activities for Mining - 0.7%
Core Laboratories, Inc.	108,400	1,851,472
Liberty Energy, Inc.	100	2,072
Pason Systems, Inc.	8,000	92,370
		1,945,914
Support Activities for Water Transportation - 0.0%(a)
Clarkson PLC	2,400	121,469
Telecommunications - 0.1%
LICT Corp.(b)	16	268,800
TOTAL COMMON STOCKS (Cost $83,336,167)		224,668,565

EXCHANGE TRADED FUNDS - 6.7%	Shares	Value
Grayscale Bitcoin Trust BTC(b)	300,000	18,951,000
TOTAL EXCHANGE TRADED FUNDS (Cost $3,164,835)		18,951,000

WARRANTS - 0.4%	Contracts	Value
Other Investment Pools and Funds - 0.4%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $11.50(b)	160,000	1,184,748
TOTAL WARRANTS (Cost $433,365)		1,184,748

TOTAL INVESTMENTS - 86.8% (Cost $86,934,367)		$244,804,313
Other Assets in Excess of Liabilities - 13.2%		37,232,856
TOTAL NET ASSETS - 100.0%		$282,037,169

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $58,540 which represented 0.0% of net assets. The total collateral for the loaned securities was cash in the amount of $115,442.

(d)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third-party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost.  Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin-off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2024, 1.13%, 1.66%, 2.78%, and 0.09% of the net assets of The Internet Portfolio, The Global Portfolio, The Market Opportunities Portfolio, and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolio and Spin-off Fund did not hold any fair-valued securities at March 31, 2024.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of March 31, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$214,653,322	$10,015,243	$–	$224,668,565
Exchange Traded Funds	18,951,000	–	–	18,951,000
Warrants	–	1,184,748	–	1,184,748
Total Investments in Securities	$233,604,322	$11,199,991	$–	$244,804,313

As of March 31, 2024, there were no investments in Level 3 securities.

During the period ended March 31, 2024, there were no transfers into or out of Level 3.

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.